As filed with the Securities and Exchange Commission on December 18, 2002.
Registrations Nos.

811-08946
333-53040
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 61	☒
(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:
Diane N. Ledger Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ___________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page
2.	Definitions	TERMS USED IN THIS PROSPECTUS
3.	Synopsis	AN OVERVIEW OF PACIFIC ODYSSEY
4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements
5.	General Description of Registrant, Depositor and Portfolio Companies
AN OVERVIEW OF PACIFIC ODYSSEY; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC ODYSSEY; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal
7.	General Description of Variable Annuity Contracts
AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option,
— Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions; TERMS USED IN THIS PROSPECTUS

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS
9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits
10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers
11.	Redemptions	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers
12.	Taxes	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS
13.	Legal Proceedings	Not Applicable
14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Prospectus Heading
15.	Cover Page	Cover Page
16.	Table of Contents	TABLE OF CONTENTS
17.	General Information and History	Not Applicable
18.	Services	Not Applicable
19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs
20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.
21.	Calculation of Performance Data	PERFORMANCE
22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts
23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Prospectus

(Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002 and incorporated by reference herein.)

Statement of Additional Information

(Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-
02-000784 filed on April 30, 2002 and incorporated by reference herein.)

Supplement dated December 18, 2002 to the Prospectus dated May 1, 2002 for the Pacific Odyssey, a variable annuity contract
issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.
This Supplement restates information contained in a Supplement dated October 8, 2002 and changes the Prospectus to reflect the following:

The Large-Cap Core Variable Investment Option will change its name and the underlying Portfolio’s main investments will change.
Effective January 1, 2003, the name of the Large-Cap Core Variable Investment Option will be changed to Main Street® Core Variable Investment Option.
This will reflect a change in name of the underlying Large-Cap Core Portfolio. Any reference to the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Statement of Additional Information will be revised to be the Main Street Core Portfolio, Subaccount, or Variable Investment Option.

Effective January 1, 2003, the Main Street® Core Portfolio’s main investments will be: Equity Securities of large U.S. companies.

The portfolio managers for the Multi-Strategy, Main Street® Core, and Emerging Markets Portfolios will change.	Effective January 1, 2003, OppenheimerFunds, Inc. will become the portfolio manager of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.
AN OVERVIEW OF PACIFIC ODYSSEY—Optional Riders is amended.
The Optional Riders–Guaranteed Protection Advantage (GPA) Rider section is amended to read as follows:

The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the ‘‘Term’’). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

AN OVERVIEW OF PACIFIC ODYSSEY—Pacific Select Fund Annual Expenses is amended.
The 1st paragraph of the Pacific Select Fund Annual Expenses—Other Expenses section is replaced with the following:

The table below shows the advisory fee and Fund expenses as an annual percentage of each Portfolio’s average daily net assets, based on the year 2001 unless otherwise noted. To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2003. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio for its reimbursements in 2000 under the expense limitation agreement.

Information on the Emerging Markets and I-Net Tollkeeper Portfolios in the Other Expenses table is replaced with the following:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	Emerging Markets[1,2]	1.00	0.22	—	1.22	—	1.22

	I-Net Tollkeeper[3]	1.25	0.07	—	1.32	—	1.32

[1]  Total adjusted net expenses for this Portfolio, after deduction of an offset for custodian credits and the 12b-1 recapture were 1.21%.

[2]  Effective January 1, 2003, advisory fee is reduced from the annual rate of 1.10% of the average daily net assets to 1.00%.

[3]  Effective November 1, 2002, advisory fee is reduced from the annual rate of 1.40% of the average daily net assets to 1.25%.

† The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a Portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PURCHASING YOUR CONTRACT—Purchasing the Guaranteed Protection Advantage (GPA) Rider (Optional) is amended.
Paragraph 2 of the Purchasing the Guaranteed Protection Advantage (GPA) Rider (Optional) section is replaced with the following:

If you purchase the Guaranteed Protection Advantage Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the ‘‘Term’’) beginning on the Effective Date of the Rider.

2

PURCHASING YOUR CONTRACT— Making Your Investments (“Purchase Payments”) is amended.
Paragraphs 1 and 2 of the Forms of Investment subsection are replaced with the following:

Your initial and additional Investments may be sent by personal or bank check or by wire transfer. Investments must be made in a form acceptable to us before we can process it. Acceptable forms of Investments are:

• personal check or cashier’s check, drawn on a U.S. bank,

• money order, and traveler’s checks in single denominations of $10,000 or more if they originate in a U.S. bank,

• third party check, when there is a clear connection of the third party to the underlying transaction, and

• wire transfers that originate in U.S. banks.

We will not accept Investments in the following forms:

• cash,

• credit card or checks drawn against a credit card account,

• money order or traveler’s checks in single denominations of less than $10,000,

• cashier’s check, money orders, traveler’s checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank,

• third party check, if there is not a clear connection of the third party to the underlying transaction, and

• wires that originate from foreign bank accounts.

RETIREMENT BENEFITS AND OTHER PAYOUTS—Death Benefits is amended.
Item (a) of the Optional Premium Death Benefit Rider subsection is amended by adding the following:

Subject to state approval, for Contracts issued on or after January 1, 2003, the effective annual rate of growth is 5%, and a daily factor of 1.000133681 will apply.

THE GENERAL ACCOUNT—Withdrawals and Transfers is amended.
The 2nd paragraph of the Fixed Option subsection is replaced with the following:

We reserve the right to waive the restrictions that limit transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also reserve the right to waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. We may process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. transfers are limited to 25 for each calendar year.

3

PODSUP1202

PART II

Part C:   OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

Part A: NONE

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2001 which are incorporated by reference from the Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2001 and 2000, and for the three year period ending December 31, 2001, included in Part B include the following for Pacific Life:

Consolidated Statements of Financial Position
Consolidated Statements of Operations and Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]
	(b)	Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]
	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable
3.	(a)	Distribution Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company) and Pacific Select Distributors, Inc. (“PSD”) (formerly Pacific Equities Network)[1]
	(b)	Form of Selling Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company), PSD and Various Broker-Dealers[1]
4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13200)[1]
	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]
	(c)	403(b) Tax-Sheltered Annuity Rider [4]
	(d)	Form of Section 457 Plan Rider (Form No. R95-457)[1]
	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)
	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)
	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)
	(h)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[1]
	(i)	(1) Premier Death Benefit Rider (Form No. 20-13600)[1]
	(i)	(2) Premier Death Benefit Rider (Form No. 20-18000)
	(j)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[3]
	(k)	Qualified Retirement Plan Rider [4]
5.	(a)	Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-13200)[1]
	(b)	Form of Variable Annuity PAC APP[1]
	(c)	Form of Application/Confirmation Form[1]
	(d)	Form of Guaranteed Protection Advantage (GPA) Rider Request form (Form No. 55-16600)[3]
6.	(a)	Pacific Life’s Articles of Incorporation[1]
	(b)	By-laws of Pacific Life[1]
7.	Not applicable
8.	(a)	Fund Participation Agreement[2]
	(b)	Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[2]
	(c)	Addendum to Fund Participation Agreement (to add nine new Portfolios)[2]
	(d)	Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios) [4]
9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[4]
11.	Not applicable
12.	Not applicable
13.	Pacific Odyssey—Performance Calculations[4]
14.	Not applicable
15.	Powers of Attorney[4]
16.	Not applicable

[1]	Included in Registrant’s Registration Statement, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0001017062-01-500230 filed on May 7, 2000, and incorporated by reference herein.

[3]	Included in Registant’s Form N-4, File No. 333-53040, Accession No. 0000898430-01-503122 filed on October 25, 2001, and incorporated by reference.

[4]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002 and incorpated by reference herein.

Item 25.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President and Controller
Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners’ Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World- Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.    Number of Contractholders

approximately	8	Qualified
	68	Non Qualified

Item 28.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)
PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)
to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c)  REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of December, 2002.

SEPARATE ACCOUNT A (Registrant)
By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 18, 2002

Glenn S. Schafer*	Director and President	December 18, 2002

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 18, 2002

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 18, 2002

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 18, 2002

Edward R. Byrd*	Vice President and Controller	December 18, 2002

Brian D. Klemens*	Vice President and Treasurer	December 18, 2002

Gerald W. Robinson*	Executive Vice President	December 18, 2002

*By:	/s/ DAVID R. CARMICHAEL	December 18, 2002
David R. Carmichael as attorney-in-fact

(Powers Of Attorney are contained in this Registration Statement filed on Form N-4, File No. 333-53040, for Separate Account A Accession No. 0001017062-02-000784 filed on April 30, 2002, as Exhibit 15.)